SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - shares		3 Months Ended		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Weighted average number of shares of Common Stock outstanding attributable to stockholders		16,170,201	2,960,667	5,846,231	1,200,608
Total weighted average number of shares of Common Stock related to outstanding options, excluded from the calculations of diluted loss per share ()	[1]			29,217,000	27,518,000

[1]	The effect of the inclusion of option in 2024 and 2023 is anti-dilutive.